DEFERRED REVENUE (Details) oz in Thousands, R in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jul. 16, 2018	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) oz	Dec. 31, 2018 ZAR (R) oz
Disclosure Of Contract Liabilities [Line Items]
Financing component, discount rate (as a percent)	5.40%
Expected life			77 years	77 years
Inferred resources, as a percent			50.00%	50.00%
Leverage ratio threshold			3.5	3.5
Price averaging period			5 days	5 days
Deferred revenue advance received		$ 500	$ 500	R 6,555.4
Deferred revenue recognised during the period				(160.3)
Interest charge				160.3
Total contract liabilities				6,555.4
Current portion of deferred revenue				(30.1)
Non-current contract liabilities				R 6,525.3
Lowest Range Of Product Delivery [Member]
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage			4.50%	4.50%
Middle Range Of Product Delivery [Member]
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage			2.25%	2.25%
High Range Of Product Delivery [Member]
Disclosure Of Contract Liabilities [Line Items]
Entitlement percentage			1.00%	1.00%
Advance Fully Utilised [Member]
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level			18.00%	18.00%
Monthly cash percentage, 2nd level			16.00%	16.00%
Monthly cash percentage, 3rd level			14.00%	14.00%
Monthly cash percentage, 4th level			10.00%	10.00%
Advance Not Fully Utilised [Member]
Disclosure Of Contract Liabilities [Line Items]
Monthly cash percentage, 1st level			22.00%	22.00%
Monthly cash percentage, 2nd level			20.00%	20.00%
Monthly cash percentage, 3rd level			18.00%	18.00%
Monthly cash percentage, 4th level			14.00%	14.00%
Minimum | Middle Range Of Product Delivery [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz			375	375
Minimum | High Range Of Product Delivery [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz			500	500
Maximum | Lowest Range Of Product Delivery [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz			375	375
Maximum | Middle Range Of Product Delivery [Member]
Disclosure Of Contract Liabilities [Line Items]
Number of ounces delivered | oz			500	500